LEASES - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Future Minimum Lease Payments
2026	$ 15,876
2027	15,666
2028	14,486
2029	11,617
2030	11,278
Thereafter	19,350
Total undiscounted lease payments	88,273
Less: imputed interest	(14,358)
Total lease liabilities	$ 73,915	$ 94,182